Flight Equipment Held for Operating Leases (Summary Of Net Book Value Of Flight Equipment Held For Operating Leases By Geographic Region) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	$ 3,034,912	$ 2,616,864
Off Lease [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	17,619	92,469
Property on lease held by geographic region, percentage	1.00%	4.00%
Europe [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	1,151,291	1,079,486
Property on lease held by geographic region, percentage	37.00%	41.00%
Europe [Member] | UNITED KINGDOM [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	347,627	365,411
Property on lease held by geographic region, percentage	11.00%	14.00%
Europe [Member] | GERMANY [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	152,894	107,568
Property on lease held by geographic region, percentage	5.00%	4.00%
Europe [Member] | TURKEY [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	191,527	113,244
Property on lease held by geographic region, percentage	6.00%	4.00%
Europe [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	459,243	493,263
Property on lease held by geographic region, percentage	15.00%	19.00%
Asia and South Pacific [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	869,266	713,138
Property on lease held by geographic region, percentage	29.00%	27.00%
Asia and South Pacific [Member] | CHINA [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	353,868	300,568
Property on lease held by geographic region, percentage	12.00%	11.00%
Asia and South Pacific [Member] | INDIA [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	120,771	146,659
Property on lease held by geographic region, percentage	4.00%	6.00%
Asia and South Pacific [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	394,627	265,911
Property on lease held by geographic region, percentage	13.00%	10.00%
North America [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	324,886	301,253
Property on lease held by geographic region, percentage	11.00%	12.00%
North America [Member] | UNITED STATES [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	291,724	266,603
Property on lease held by geographic region, percentage	10.00%	10.00%
North America [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	33,162	34,650
Property on lease held by geographic region, percentage	1.00%	2.00%
Mexico South and Central America [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	482,168	267,029
Property on lease held by geographic region, percentage	16.00%	10.00%
Mexico South and Central America [Member] | CHILE [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	255,832
Property on lease held by geographic region, percentage	9.00%
Mexico South and Central America [Member] | BRAZIL [Member}
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	98,393	97,319
Property on lease held by geographic region, percentage	3.00%	4.00%
Mexico South and Central America [Member] | MEXICO [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	127,943	169,710
Property on lease held by geographic region, percentage	4.00%	6.00%
Middle East and Africa [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	$ 189,682	$ 163,489
Property on lease held by geographic region, percentage	6.00%	6.00%